Loss Before Income Tax - Summary of Other Operating Income and Expenses (Detail) - USD ($)			12 Months Ended
	Nov. 11, 2019	Jul. 05, 2019	Dec. 31, 2019	Dec. 31, 2018
Other Operating Income And Expenses [Abstract]
Impairment loss recognized on intangible assets	$ (23,000,000)	$ (73,400)	$ (23,073,400)	$ 0